Fair value measurement	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Fair value measurement
Note 3. Fair value measurement
Fair value of financial instruments

		Carrying value
$ millions, as at		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2025	Financial assets
Jul. 31	Cash and deposits with banks	$55,187	$–	$–	$–	$55,187	$55,187	$–
	Securities	68,812	122,092	–	84,093	274,997	274,660	(337)
	Cash collateral on securities borrowed	21,690	–	–	–	21,690	21,690	–
	Securities purchased under resale agreements	63,930	22,280	–	–	86,210	86,210	–
	Loans
	Residential mortgages	285,375	5	–	–	285,380	285,398	18
	Personal	46,181	–	–	–	46,181	46,207	26
	Credit card	20,459	–	–	–	20,459	20,476	17
	Business and government (1)	229,165	379	80	–	229,624	229,671	47
	Derivative instruments	–	34,614	–	–	34,614	34,614	–
	Other assets	19,776	610	–	–	20,386	20,386	–
	Financial liabilities
	Deposits
	Personal	$237,579	$–	$18,556	$–	$256,135	$256,397	$262
	Business and government	426,140	–	22,721	–	448,861	449,763	902
	Bank	27,061	–	–	–	27,061	27,061	–
	Secured borrowings	59,634	–	981	–	60,615	60,784	169
	Derivative instruments	–	36,552	–	–	36,552	36,552	–
	Obligations related to securities sold short	–	20,827	–	–	20,827	20,827	–
	Cash collateral on securities lent	5,304	–	–	–	5,304	5,304	–
	Obligations related to securities sold under repurchase agreements	134,851	–	10,808	–	145,659	145,659	–
	Other liabilities (1)	19,799	175	21	–	19,995	19,995	–
	Subordinated indebtedness	7,699	–	–	–	7,699	7,966	267
2024	Financial assets
Oct. 31	Cash and deposits with banks	$48,064	$–	$–	$–	$48,064	$48,064	$–
	Securities	71,610	106,042	–	76,693	254,345	253,437	(908)
	Cash collateral on securities borrowed	17,028	–	–	–	17,028	17,028	–
	Securities purchased under resale agreements	58,744	24,977	–	–	83,721	83,721	–
	Loans
	Residential mortgages	280,220	3	–	–	280,223	279,805	(418)
	Personal	45,739	–	–	–	45,739	45,750	11
	Credit card	19,649	–	–	–	19,649	19,682	33
	Business and government (1)	212,460	116	105	–	212,681	212,750	69
	Derivative instruments	–	36,435	–	–	36,435	36,435	–
	Other assets	20,121	364	–	–	20,485	20,485	–
	Financial liabilities
	Deposits
	Personal	$235,593	$–	$17,301	$–	$252,894	$253,378	$484
	Business and government	414,441	–	21,058	–	435,499	436,528	1,029
	Bank	20,009	–	–	–	20,009	20,009	–
	Secured borrowings	55,285	–	1,170	–	56,455	56,588	133
	Derivative instruments	–	40,654	–	–	40,654	40,654	–
	Obligations related to securities sold short	–	21,642	–	–	21,642	21,642	–
	Cash collateral on securities lent	7,997	–	–	–	7,997	7,997	–
	Obligations related to securities sold under repurchase agreements	100,407	–	9,746	–	110,153	110,153	–
	Other liabilities (1)	20,657	158	19	–	20,834	20,834	–
	Subordinated indebtedness	7,465	–	–	–	7,465	7,698	233
(1)	Certain information has been revised to conform to the presentation adopted in the first quarter of 2025.

The table below presents the level in the fair value hierarchy into which the fair values of financial instruments, that are carried at fair value on the interim co
nsolidated balance sheet, are categorized:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total	Total
$ millions, as at	2025 Jul. 31	2024 Oct. 31	2025 Jul. 31	2024 Oct. 31	2025 Jul. 31	2024 Oct. 31	2025 Jul. 31	2024 Oct. 31
Financial assets
Debt securities measured at FVTPL
Government issued or guaranteed	$3,558	$4,258	$34,665	$32,328	$–	$–	$38,223	$36,586
Corporate debt	–	–	3,601	4,385	101	–	3,702	4,385
Mortgage- and asset-backed	–	–	6,187	4,213	505	70	6,692	4,283
	3,558	4,258	44,453	40,926	606	70	48,617	45,254
Loans measured at FVTPL
Business and government	–	–	203	116	256 (1)	105 (1)	459	221
Residential mortgages	–	–	5	3	–	–	5	3
	–	–	208	119	256	105	464	224
Debt securities measured at FVOCI
Government issued or guaranteed	10,466	2,760	57,547	60,051	–	–	68,013	62,811
Corporate debt	–	–	9,998	9,083	–	–	9,998	9,083
Mortgage- and asset-backed	–	–	5,124	4,127	–	–	5,124	4,127
	10,466	2,760	72,669	73,261	–	–	83,135	76,021
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	72,407	59,904	1,005	916	1,021	640	74,433	61,460
Securities purchased under resale agreements measured at FVTPL	–	–	22,280	24,977	–	–	22,280	24,977
Other assets	–	–	610	364	–	–	610	364
Derivative instruments
Interest rate	2	2	6,826	6,718	47	51	6,875	6,771
Foreign exchange	–	–	15,863	15,525	–	–	15,863	15,525
Credit	–	–	2	2	34	44	36	46
Equity	4,855	5,821	4,169	5,157	19	6	9,043	10,984
Precious metal and other commodity	37	32	2,760	3,077	–	–	2,797	3,109
	4,894	5,855	29,620	30,479	100	101	34,614	36,435
Total financial assets	$91,325	$72,777	$170,845	$171,042	$1,983	$916	$264,153	$244,735
Financial liabilities
Deposits and other liabilities (2)	$–	$–	$(42,077)	$(39,290)	$(377)	$(416)	$(42,454)	$(39,706)
Obligations related to securities sold short	(7,040)	(9,199)	(13,787)	(12,443)	–	–	(20,827)	(21,642)
Obligations related to securities sold under repurchase agreements	–	–	(10,808)	(9,746)	–	–	(10,808)	(9,746)
Derivative instruments
Interest rate	(2)	(2)	(7,453)	(8,236)	(1,135)	(1,028)	(8,590)	(9,266)
Foreign exchange	–	–	(13,870)	(16,065)	–	(4)	(13,870)	(16,069)
Credit	–	–	(6)	(5)	(39)	(50)	(45)	(55)
Equity	(4,389)	(4,712)	(6,899)	(6,404)	(7)	(1)	(11,295)	(11,117)
Precious metal and other commodity	(43)	(39)	(2,709)	(4,108)	–	–	(2,752)	(4,147)
	(4,434)	(4,753)	(30,937)	(34,818)	(1,181)	(1,083)	(36,552)	(40,654)
Total financial liabilities	$(11,474)	$(13,952)	$(97,609)	$(96,297)	$(1,558)	$(1,499)	$(110,641)	$(111,748)
(1)	Includes loans designated at FVTPL.
(2)
Comprises deposits designated at FVTPL of $41,997 million (October 31, 2024: $39,008 million), net bifurcated embedded derivative liabilities of $261 million (October 31, 2024: $521 million), other liabilities designated at FVTPL of $21 million (October 31, 2024: $19 million), and other financial liabilities measured at fair value of $175 million (October 31, 2024: $158 million).

Transfers between levels in the fair value hierarchy are deemed to have occurred at the beginning of the quarter in which the transfer occurred. Transfers between levels can occur as a result of additional or new information regarding valuation inputs and changes in their observability. Significant transfers made during the quarter ended July 31, 2025, included $2,056 million of securities measured at FVTPL or FVOCI from Level 1 to Level 2 and $565 million from Level 2 to Level 1, and $971 million of securities sold short from Level 1 to Level 2 and $336 million from Level 2 to Level 1, due to changes in observability in the inputs used to value these securities (for the quarter ended April 30, 2025, $1,989 million of securities measured at FVTPL or FVOCI were transferred from Level 1 to Level 2 and $1,647 million from Level 2 to Level 1, and $1,764 million of securities sold short from Level 1 to Level 2 and $122 million from Level 2 to Level 1). In addition, transfers between Level 2 and Level 3 were made during the quarters ended July 31, 2025 and April 30, 2025, primarily due to changes in the assessment of the observability of certain correlation and market volatility and probability inputs that were used in measuring the fair value of our FVO liabilities and derivatives.
The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the three months ended	Opening balance	Realized	Unrealized (2)	Net unrealized gains (losses) included in OCI (3)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
Jul. 31, 2025
Debt securities measured at FVTPL
Corporate debt	$77	$–	$(62)	$–	$–	$–	$86	$–	$101
Mortgage- and asset-backed	454	–	–	–	–	–	84	(33)	505
Loans measured at FVTPL
Business and government	261	–	2	–	–	–	–	(7)	256
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	978	3	31	8	–	–	32	(31)	1,021
Derivative instruments
Interest rate	63	–	(8)	–	–	(8)	–	–	47
Foreign exchange	–	–	–	–	–	–	–	–	–
Credit	46	–	(12)	–	–	–	–	–	34
Equity	19	–	(4)	–	11	(7)	–	–	19
Total assets	$1,898	$3	$(53)	$8	$11	$(15)	$202	$(71)	$1,983
Deposits and other liabilities (4)	$(330)	$(6)	$(42)	$–	$–	$1	$(27)	$27	$(377)
Derivative instruments
Interest rate	(1,016)	–	(131)	–	–	22	–	(10)	(1,135)
Foreign exchange	(36)	–	1	–	–	35	–	–	–
Credit	(51)	–	12	–	–	–	–	–	(39)
Equity	(17)	–	2	–	–	14	(6)	–	(7)
Total liabilities	$(1,450)	$(6)	$(158)	$–	$–	$72	$(33)	$17	$(1,558)
Apr. 30, 2025
Debt securities measured at FVTPL
Corporate debt	$80	$–	$(6)	$(4)	$–	$–	$7	$–	$77
Mortgage- and asset-backed	72	–	–	–	386	–	–	(4)	454
Loans measured at FVTPL
Business and government	100	–	(3)	(5)	–	–	178	(9)	261
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	962	–	6	(6)	–	–	30	(14)	978
Derivative instruments
Interest rate	23	–	40	–	–	–	–	–	63
Foreign exchange	12	–	(12)	–	–	–	–	–	–
Credit	49	–	(3)	–	–	–	–	–	46
Equity	6	–	6	–	7	–	–	–	19
Total assets	$1,304	$–	$28	$(15)	$393	$–	$215	$(27)	$1,898
Deposits and other liabilities (4)	$(379)	$3	$10	$–	$–	$2	$(29)	$63	$(330)
Derivative instruments
Interest rate	(1,284)	–	155	–	–	96	–	17	(1,016)
Foreign exchange	–	–	(36)	–	–	–	–	–	(36)
Credit	(54)	–	3	–	–	–	–	–	(51)
Equity	(1)	–	–	–	(5)	–	(11)	–	(17)
Total liabilities	$(1,718)	$3	$132	$–	$(5)	$98	$(40)	$80	$(1,450)
Jul. 31, 2024
Debt securities measured at FVTPL
Corporate debt	$–	$–	$–	$–	$–	$–	$–	$–	$–
Mortgage- and asset-backed	101	–	–	–	–	–	9	(46)	64
Loans measured at FVTPL
Business and government	121	–	2	–	–	–	–	(10)	113
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	608	3	9	(1)	–	–	26	(22)	623
Derivative instruments
Interest rate	36	–	67	–	–	(17)	–	–	86
Foreign exchange	–	–	–	–	–	–	–	–	–
Credit	46	(1)	1	–	–	–	–	–	46
Equity	5	–	1	–	–	–	3	–	9
Total assets	$917	$2	$80	$(1)	$–	$(17)	$38	$(78)	$941
Deposits and other liabilities (4)	$(380)	$19	$(56)	$–	$(1)	$3	$(1)	$28	$(388)
Derivative instruments
Interest rate	(1,222)	–	233	–	–	59	(4)	–	(934)
Foreign exchange	(13)	–	(5)	–	–	13	–	–	(5)
Credit	(51)	–	–	–	–	–	–	–	(51)
Equity	(4)	–	–	–	–	1	–	2	(1)
Total liabilities	$(1,670)	$19	$172	$–	$(1)	$76	$(5)	$30	$(1,379)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(3)	Foreign exchange translation on debt securities and loans measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(4)
Includes deposits designated at FVTPL of $203 million (April 30, 2025: $208 million; July 31, 2024: $213 million), net bifurcated embedded derivative liabilities of $153 million (April 30, 2025: $111 million; July 31, 2024: $172 million) and other liabilities designated at FVTPL of $21 million (April 30, 2025: $11 million; July 31, 2024: $3 million).

		Net gains (losses) included in income (1)
$ millions, for the nine months ended	Opening balance	Realized	Unrealized (2)	Net unrealized gains (losses) included in OCI (3)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
Jul. 31, 2025
Debt securities measured at FVTPL
Corporate debt	$–	$–	$(78)	$(4)	$–	$–	$183	$–	$101
Mortgage- and asset-backed	70	–	(1)	–	386	–	106	(56)	505
Loans measured at FVTPL
Business and government	105	–	–	(1)	–	–	178	(26)	256
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	640	1	57	11	–	–	366	(54)	1,021
Derivative instruments
Interest rate	51	–	9	–	–	(13)	–	–	47
Foreign exchange	–	–	–	–	–	–	–	–	–
Credit	44	–	(10)	–	–	–	–	–	34
Equity	6	–	2	–	18	(7)	–	–	19
Total assets	$916	$1	$(21)	$6	$404	$(20)	$833	$(136)	$1,983
Deposits and other liabilities (4)	$(416)	$(5)	$(55)	$–	$(3)	$5	$(57)	$154	$(377)
Derivative instruments
Interest rate	(1,028)	–	(286)	–	–	151	–	28	(1,135)
Foreign exchange	(4)	–	(31)	–	–	35	–	–	–
Credit	(50)	–	11	–	–	–	–	–	(39)
Equity	(1)	–	2	–	(5)	14	(17)	–	(7)
Total liabilities	$(1,499)	$(5)	$(359)	$–	$(8)	$205	$(74)	$182	$ (1,558)
Jul. 31, 2024
Debt securities measured at FVTPL
Corporate debt	$–	$–	$–	$–	$–	$–	$–	$–	$–
Mortgage- and asset-backed	151	–	(3)	–	–	–	70	(154)	64
Loans measured at FVTPL
Business and government	144	–	4	(1)	–	–	–	(34)	113
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	587	8	19	(14)	–	–	88	(65)	623
Derivative instruments
Interest rate	21	–	120	–	–	(55)	–	–	86
Foreign exchange	–	–	–	–	–	–	–	–	–
Credit	46	(4)	3	–	–	–	1	–	46
Equity	4	–	1	–	2	(2)	5	(1)	9
Total assets	$953	$4	$144	$(15)	$2	$(57)	$164	$(254)	$941
Deposits and other liabilities (4)	$(242)	$(1)	$(123)	$–	$(2)	$11	$(102)	$71	$(388)
Derivative instruments
Interest rate	(1,817)	–	416	–	–	422	(4)	49	(934)
Foreign exchange	–	–	(27)	–	–	22	–	–	(5)
Credit	(52)	1	1	–	(2)	–	–	1	(51)
Equity	(5)	–	(1)	–	(1)	4	–	2	(1)
Total liabilities	$(2,116)	$–	$266	$–	$(5)	$459	$(106)	$123	$(1,379)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(3)	Foreign exchange translation on debt securities and loans measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(4)
Includes deposits designated at FVTPL of $203 million (July 31, 2024: $213 million), net bifurcated embedded derivative liabilities of $153 million (July 31, 2024: $172 million) and other liabilities designated at FVTPL of $21 million (July 31, 2024: $3 million).

Financial instruments designated at FVTPL (FVO)
A net gain of $17 million, net of hedges for the three months ended July 31, 2025 (a net gain of $20 million and a net gain of $9 million for the three months ended April 30, 2025 and July 31, 2024, respectively), which is included in the interim consolidated statement of income under Gains (losses) from financial instruments measured/designated at FVTPL, net was recognized for FVO assets and FVO liabilities. A net gain of $69 million, net of hedges for the nine months ended July 31, 2025 was recognized for FVO assets and FVO liabilities (a net gain of $9 million for the nine months ended July 31, 2024).
The fair value of a FVO liability reflects the credit risk relating to that liability. For those FVO liabilities for which we believe changes in our credit risk would impact the fair value from the note holders’ perspective, the related fair value changes were recognized in OCI.